COMMITMENTS	Oct. 08, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

NOTE 6 — COMMITMENTS

Registration Rights

The holders of the Founder Shares, Private Placement Warrants, warrants and representative shares that may be issued upon conversion of Working Capital Loans (and any shares of Class A common stock issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans) will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Initial Public Offering. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriter a 45-day option from the date of Initial Public Offering to purchase up to 2,700,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. At October 8, 2021, the underwriter has exercised such option in full.

In addition, the Company issued to the underwriter 155,250 non-redeemable shares of Class A common stock upon closing of the Initial Public Offering, at a price of $0.0001 (the “Representative Shares”). At October 8, 2021, the estimated fair value of these shares was approximately $1,121,000. The holder of the Representative Shares has agreed not to transfer, assign or sell any such shares without the Company’s prior consent until the completion of the Company’s initial Business Combination. In addition, the holder of the Representative Shares has agreed (i) to waive its conversion rights (or right to participate in any tender offer) with respect to such shares in connection with the completion of the Company’s initial Business Combination and (ii) to waive its rights to liquidating distributions from the Trust account with respect to such shares if the Company fails to complete its initial Business Combination within the required time period. The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement.

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $7,245,000 in the aggregate; provided that up to 0.875% of the gross proceeds, or $1,811,250 in the aggregate may be paid to third parties not participating in the offering (but who are members of the Financial Industry Regulatory Authority (“FINRA”) or regulated broker-dealers) that assist the underwriter in consummating the initial Business Combination. The deferred fee will be waived by the underwriter in the event that the Company does not complete a Business Combination, subject to the terms of the underwriting agreement.